Condensed financial information of the parent company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 119,171	$ 16,326	¥ 114,521	¥ 116,128
Restricted Cash	376	52	486	¥ 132
Prepayments and other current assets	14,264	1,954	20,225
Total current assets	184,615	25,292	169,576
Non-current assets:
Long-term investments	113,506	15,550	112,912
Other non-current assets	6,510	894	5,387
Total non-current assets	193,418	26,500	180,611
Total assets	378,033	51,792	350,187
Current liabilities:
Short-term bank borrowings	3,000	411
Total current liabilities	261,633	35,844	241,280
Non-current liabilities:
Total non-current liabilities	17,002	2,330	5,186
Total liabilities	278,635	38,174	246,466
Shareholders' equity
Treasury shares (1,429,341 and 442,915 class A common shares as of December 31, 2023 and 2024, respectively)	(1,674)	(229)	(2,453)
Accumulated deficit	(995,715)	(136,412)	(988,669)
Accumulated other comprehensive income	20,040	2,745	19,223
Total shareholders' equity	67,922	9,306	73,548
Total liabilities and shareholders' equity	378,033	51,792	350,187
Parent Company
Current assets:
Cash and cash equivalents	3,291	451	3,328
Due from the entities within the Group	10,592	1,451	8,273
Prepayments and other current assets	6,893	944	7,048
Non-current assets:
Long-term investments	304,090	41,660	296,579
Other non-current assets	5,130	703	5,055
Total non-current assets	309,220	42,363	301,634
Total assets	329,996	45,209	320,283
Current liabilities:
Accrued liabilities and other current liabilities	2,342	320	2,159
Due to the entities within the Group	259,732	35,583	244,576
Total current liabilities	262,074	35,903	246,735
Non-current liabilities:
Total liabilities	262,074	35,903	246,735
Shareholders' equity
Treasury shares (1,429,341 and 442,915 class A common shares as of December 31, 2023 and 2024, respectively)	(1,674)	(229)	(2,453)
Additional Paid in Capital	1,045,221	143,195	1,045,397
Accumulated deficit	(995,715)	(136,412)	(988,669)
Accumulated other comprehensive income	20,040	2,745	19,223
Total shareholders' equity	67,922	9,306	73,548
Total liabilities and shareholders' equity	329,996	45,209	320,283
Parent Company | Affiliated Entity [Member]
Current assets:
Total current assets	20,776	2,846	18,649
Class A Common Shares
Shareholders' equity
Common shares	39	5	39
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	39	5	39
Class B Common Shares
Shareholders' equity
Common shares	11	2	11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11